Label	Element	Value
GMO International Equity Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	GMO International Equity Fund
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Jun. 30, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement and waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	GMO International Equity Fund
GMO International Equity Fund | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.21%	[2],[3]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.94%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.18%)	[1],[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 03, 2026
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	282
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,138
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	282
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	503
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,138
GMO International Equity Fund | Class R6
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	986
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	251
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	440
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 986
GMO International Equity Fund | Class II
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.72%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.80%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	986
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	78
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	251
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	440
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 986
GMO International Equity Fund | Class III
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.65%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.73%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 70
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	402
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	903
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	70
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	229
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	402
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 903
GMO International Equity Fund | Class IV
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.59%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Acquired Fund Fees and Expenses	oef_AcquiredFundFeesAndExpensesOverAssets	0.01%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.67%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.63%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	210
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	369
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	831
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	64
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	210
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	369
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 831

[1]	Includes both management fee of 0.50% and class-specific shareholder service fee, if any, for each class of shares. For additional information about the shareholder service fee applicable to each class of shares of the Fund, please see the table included in the section of the Prospectus entitled “Multiple Classes and Eligibility.” Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the portion of its “Specified Operating Expenses” (as defined below) that exceeds 0.02% of the Fund’s average daily net assets. “Specified Operating Expenses” means only the following expenses: audit expenses, fund accounting and administration expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses (excluding, in the case of Class I shares, any amounts paid for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders), expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has contractually agreed to waive or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund’s direct or indirect investments in other series of GMO Trust and GMO-managed ETFs (“GMO Funds”). Management fees and shareholder service fees will not be waived below zero. These reimbursements and waivers will continue through at least June 30, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.
[2]	Excludes extraordinary, non-recurring expense incurred during the fiscal year ended February 28, 2025. Had the extraordinary expense been reflected, "Other expenses" would have been higher by 0.90% for Classes II, R6 and I, 1.19% for Class III and 1.20% for Class IV.
[3]	Includes payments for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. GMO has contractually agreed to waive its fees with respect to and/or reimburse Class I shares for all amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders. This reimbursement will continue through at least September 3, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.